Schedule of Significant Unobservable Input (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2025
Platform Operator, Crypto Asset [Line Items]
Discount rate	4.00%
Tranche A [Member]
Platform Operator, Crypto Asset [Line Items]
Weighted avg payout year	4 years
Tranche B [Member]
Platform Operator, Crypto Asset [Line Items]
Weighted avg payout year	3 years
Tranche C [Member]
Platform Operator, Crypto Asset [Line Items]
Weighted avg payout year	2 years
Stand Ready Premium [Member]
Platform Operator, Crypto Asset [Line Items]
Weighted avg payout year	3 years
Pooled PD [Member]
Platform Operator, Crypto Asset [Line Items]
Guarantor obligations, percentage	7.25%
Pooled LGD [Member]
Platform Operator, Crypto Asset [Line Items]
Guarantor obligations, percentage	35.00%
Tranche CPD [Member]
Platform Operator, Crypto Asset [Line Items]
Guarantor obligations, percentage	35.00%
Tranche CLGD [Member]
Platform Operator, Crypto Asset [Line Items]
Guarantor obligations, percentage	50.00%
Stand Rready Risk Premium [Member]
Platform Operator, Crypto Asset [Line Items]
Guarantor obligations, loss description	120% of expected loss